Label	Element	Value
Short-Intermediate Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001257927_SupplementTextBlock
THE WEITZ FUNDS

Short-Intermediate Income Fund

(the “Fund”)

Institutional Class (WEFIX)

Investor Class (WSHNX)

Supplement dated October 5, 2016 to the Summary Prospectus, Statutory Prospectus and

Statement of Additional Information for the Fund, each dated July 31, 2016

This Supplement provides information regarding certain proposed changes to the Fund to be effective as of December 16, 2016 (the “Effective Date”), as follows:

Proposed Changes to the Name, Principal Investment Strategies and Benchmark Index of the Fund

•  Name Change:  As of the Effective Date, it is proposed that the name of the Fund will change from the “Short-Intermediate Income Fund” to the “Short Duration Income Fund”.

Risk/Return [Heading]	rr_RiskReturnHeading	Short-Intermediate Income Fund
Strategy [Heading]	rr_StrategyHeading	• Proposed Change to the Principal Investment Strategies of the Fund:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
As of the Effective Date, the Fund’s principal investment strategies disclosed in the section of each Prospectus titled “Principal Investment Strategies” will be revised by deleting the last two sentences of the first paragraph and replacing them with the following:

The Fund may invest in debt securities of all maturities, but expects to maintain an average effective duration between one to three and a half years.  The average effective duration of the Fund’s portfolio as of September 30, 2016 was 2.00 years.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
•  Adoption of a New Benchmark Index.  As of the Effective Date, the Fund intends to adopt the Barclays 1-3 Year U.S. Government/Credit Index as its new benchmark index as a replacement for its current benchmark index, the Barclays Intermediate U.S. Government/Credit Index, because the new index has been determined to be more reflective of the Fund’s revised investment strategies.

Investors should retain this supplement for future reference.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	As of the Effective Date, the Fund intends to adopt the Barclays 1-3 Year U.S. Government/Credit Index as its new benchmark index as a replacement for its current benchmark index, the Barclays Intermediate U.S. Government/Credit Index, because the new index has been determined to be more reflective of the Fund’s revised investment strategies.